Goodwill	12 Months Ended
Jun. 29, 2011
Goodwill
Goodwill
5.	GOODWILL

The changes in the carrying amount of goodwill for the fiscal years ended June 29, 2011 and June 30, 2010 are as follows (in thousands):

	2011	2010
Balance at beginning of year:
Goodwill	$186,923	$187,766
Accumulated impairment losses(a)	(62,834)	(62,834)

	124,089	124,932

Changes in goodwill:
Disposals and other, net(b)	0	(843)
Balance at end of year:
Goodwill	186,923	186,923
Accumulated impairment losses	(62,834)	(62,834)

	$124,089	$124,089

(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.

(b)	Disposals and other, net primarily reflects goodwill write-offs associated with refranchising transactions.